Federal, State And Local Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Federal, State & Local Taxes
NOTE 10: FEDERAL, STATE, AND LOCAL TAXES
The following table summarizes the components of the Company’s net deferred tax asset (liability) at December 31, 2020 and 2019:

	December 31,
(in thousands)	2020	2019
Deferred Tax Assets:
Allowance for credit losses on loans and leases	$53,260	$40,584
Compensation and related benefit obligations	20,760	19,401
Non-accrual interest	672	624
Net operating loss carryforwards	5,682	19,750
Other	17,240	12,169

Gross deferred tax assets	97,614	92,528
Valuation allowance	—	—

Deferred tax asset after valuation allowance	$97,614	$92,528

Deferred Tax Liabilities:
Amortizable intangibles	$(2,775)	$(2,480)
Acquisition accounting and fair value adjustments on securities (including OTTI)	(12,407)	(9,742)
Premises and equipment	(6,385)	(7,578)
Prepaid pension cost	(24,412)	(22,739)
Fair value adjustments on loans	(92,340)	(3,209)
Leases	(370,305)	(237,429)
Other	(8,880)	(10,782)

Gross deferred tax liabilities	$(517,504)	$(293,959)

Net deferred tax liability	$(419,890)	$(201,431)

The deferred tax liability represents the anticipated federal, state, and local tax expenses or benefits that are expected to be realized in future years upon the utilization of the underlying tax attributes comprising said balances. The net deferred tax liability is included in “Other liabilities” in the Consolidated Statements of Condition at December 31, 2020 and 2019.
At December 31, 2020, the Company had a New York City net operating loss (“NOL”) carry forward of $83.9 million, which is available to offset future federal taxable income. The NOL may be carried forward for 20 years to any future calendar tax year after 2020. At December 31, 2019, the Company had a federal NOL carryforward that was fully utilized during 2020.
The Company has determined that all deductible temporary differences and net operating loss carryforwards are more likely than not to provide a benefit in reducing future federal, state, and local tax liabilities, as applicable. The Company has reached this determination based on its history of reporting positive taxable income in all relevant tax jurisdictions, the length of time available to utilize the net operating loss carryforwards, and the recognition of taxable income in future periods from taxable temporary differences.

The following table summarizes the Company’s income tax expense for the years ended December 31, 2020, 2019, and 2018:

	December 31,
(in thousands)	2020	2019	2018
Federal – current	$(147,691)	$4,069	$89,187
State and local – current	5,044	23,382	22,868

Total current	(142,647)	27,451	112,055

Federal – deferred	189,826	100,971	13,058
State and local – deferred	29,516	(158)	10,139

Total deferred	219,342	100,813	23,197

Income tax expense reported in net income	76,695	128,264	135,252
Income tax expense reported in stockholders’ equity related to:
Securities available-for-sale	15,648	16,142	(32,162)
Pension liability adjustments	293	5,033	4,897
Cash flow hedge	(12,852)	333	—
Non-credit portion of OTTI losses	—	—	821
Adoption of ASU 2016-13	(3,972)	—	—

Total income taxes	$75,812	149,772	108,808

The following table presents a reconciliation of statutory federal income tax expense (benefit) to combined actual income tax expense (benefit) reported in net income for the years ended December 31, 2020, 2019, and 2018:

	December 31,
(in thousands)	2020	2019	2018
Statutory federal income tax at 21%, 21% and 21%, respectively	$123,439	$109,894	$117,111
State and local income taxes, net of federal income tax effect	27,303	18,346	24,451
Effect of tax law changes	(73,103)	—	1,625
Non-deductible FDIC deposit insurance premiums	7,857	6,938	8,852
Effect of tax deductibility of ESOP	(3,208)	(3,163)	(3,116)
Non-taxable income and expense of BOLI	(6,726)	(5,981)	(5,957)
Federal tax credits	(1,290)	(750)	(531)
Adjustments relating to prior tax years	634	373	(7,246)
Other, net	1,789	2,607	63

Total income tax expense	$76,695	$128,264	$135,252

GAAP requires that the impact of tax legislation be recognized in the period in which the law was enacted. The CARES Act was enacted on March 27, 2020 to provide relief related to the
COVID-19
pandemic. The CARES Act includes many measures to assist companies including the allowance of net operating losses originating in 2018, 2019 or 2020 to be carried back five years. The Company recorded $68.4 million in tax benefits for the year ended December 31, 2020 relating to the enactment of the CARES Act. Due to changes to the New Jersey tax laws enacted in 2018, a tax expense of $2.1 million for the year-ended December 31, 2018 was recorded.
The Company invests in affordable housing projects through limited partnerships that generate federal Low Income Housing Tax Credits. The balances of these investments, which are included in “Other assets” in the Consolidated Statements of Condition, were $84.5 million and $57.1 million, respectively, at December 31, 2020 and 2019, and included commitments of $54.2 million and $29.1 million that are expected to be funded over the next three years. The Company elected to apply the proportional amortization method to these investments. Recognized in the determination of income tax (benefit) expense from operations for the years ended December 31, 2020, 2019, and 2018 were $7.5 million, $5.9 million, and $5.2 million, respectively, of affordable housing tax credits and other tax benefits, and an offsetting $6.2 million, $5.2 million, and $4.7 million, respectively, for the amortization of the related investments. No impairment losses were recognized in relation to these investments for the years ended December 31, 2020, 2019, and 2018.

GAAP prescribes a recognition threshold and measurement attribute for use in connection with the obligation of a company to recognize, measure, present, and disclose in its financial statements uncertain tax positions that the Company has taken or expects to take on a tax return. As of December 31, 2020, the Company had $37.8 million of unrecognized gross tax benefits. Gross tax benefits do not reflect the federal tax effect associated with state tax amounts. The total amount of net unrecognized tax benefits at December 31, 2020 that would have affected the effective tax rate, if recognized, was $29.9 million.
Interest and penalties (if any) related to the underpayment of income taxes are classified as a component of income tax expense in the Consolidated Statements of Income and Comprehensive Income. During the years ended December 31, 2020, 2019, and 2018, the Company recognized income tax expense attributed to interest and penalties of $2.8 million, $2.5 million, and $1.7 million, respectively. Accrued interest and penalties on tax liabilities were $18.4 million and $14.5 million, respectively, at December 31, 2020 and 2019.
The following table summarizes changes in the liability for unrecognized gross tax benefits for the years ended December 31, 2020, 2019, and 2018:

	December 31,
(in thousands)	2020	2019	2018
Uncertain tax positions at beginning of year	$35,749	$33,357	$33,681
Additions for tax positions relating to current-year operations	830	925	—
Additions for tax positions relating to prior tax years	1,547	2,036	1,660
Subtractions for tax positions relating to prior tax years	(306)	(569)	(1,984)
Reductions in balance due to settlements	—	—	—

Uncertain tax positions at end of year	$37,820	$35,749	$33,357

The Company and its subsidiaries have filed tax returns in many states. The following are the more significant tax filings that are open for examination:

•	Federal tax filings for tax years 2017 through the present;

•	New York State tax filings for tax years 2010 through the present;

•	New York City tax filings for tax years 2011 through the present; and

•	New Jersey tax filings for tax years 2016 through the present.
In addition to other state audits, the Company is currently under examination by the following taxing jurisdictions of significance to the Company:

•	New York State for the tax years 2010 through 2014; and

•	New York City for the tax years 2011 and 2014.
It is reasonably possible that there will be developments within the next twelve months that would necessitate an adjustment to the balance of unrecognized tax benefits, including decreases of up to $21 million due to completion of tax authorities’ exams and the expiration of statutes of limitations.
As a savings institution, the Bank is subject to a special federal tax provision regarding its frozen tax bad debt reserve. At December 31, 2020, the Bank’s federal tax bad debt base-year reserve was $61.5 million, with a related federal deferred tax liability of $12.9 million, which has not been recognized since the Bank does not expect that this reserve will become taxable in the foreseeable future. Events that would result in taxation of this reserve include redemptions of the Bank’s stock or certain excess distributions by the Bank to the Company.